PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Aerospace & Defense 3.1%
AeroVironment, Inc.*	4,992	$970,944
Airbus SE (France)	24,496	3,828,867
Boeing Co. (The)*	67,286	10,458,936
General Electric Co.	58,638	10,681,498
Leonardo DRS, Inc.*	31,628	1,099,706
Rocket Lab USA, Inc.*(a)	53,614	1,462,590
RTX Corp.	57,356	6,987,681
		35,490,222
Automobile Components 0.4%
Dorman Products, Inc.*	26,354	3,689,033
Modine Manufacturing Co.*	6,020	817,456
		4,506,489
Automobiles 1.5%
General Motors Co.	135,490	7,531,889
Tesla, Inc.*	29,741	10,265,404
		17,797,293
Banks 8.3%
Atlantic Union Bankshares Corp.(a)	93,552	3,969,411
Bank of America Corp.	279,748	13,290,828
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	51,855	1,966,860
BankUnited, Inc.	54,743	2,303,038
Brookline Bancorp, Inc.	296,048	3,727,244
Eastern Bankshares, Inc.	201,549	3,756,873
Enterprise Financial Services Corp.	74,676	4,524,619
First Bancorp	71,483	3,381,146
First Interstate BancSystem, Inc. (Class A Stock)	113,938	3,984,412
Heritage Financial Corp.	28,541	754,909
Hilltop Holdings, Inc.	63,487	2,009,364
JPMorgan Chase & Co.	74,897	18,703,279
NU Holdings Ltd. (Brazil) (Class A Stock)*	368,551	4,617,944
Pinnacle Financial Partners, Inc.	31,587	4,015,024
PNC Financial Services Group, Inc. (The)	57,177	12,277,045
Truist Financial Corp.	191,329	9,122,567
Wintrust Financial Corp.	20,985	2,896,140
		95,300,703

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.4%
National Beverage Corp.	14,639	$723,020
PepsiCo, Inc.	26,775	4,376,374
		5,099,394
Biotechnology 4.1%
AbbVie, Inc.	59,269	10,842,078
ADMA Biologics, Inc.*	42,024	845,103
Amgen, Inc.	14,915	4,219,006
Apellis Pharmaceuticals, Inc.*	33,712	1,143,848
Arcutis Biotherapeutics, Inc.*	325,486	4,244,337
Biohaven Ltd.*	13,675	629,187
Bridgebio Pharma, Inc.*	26,076	706,399
Crinetics Pharmaceuticals, Inc.*	50,519	2,889,687
Halozyme Therapeutics, Inc.*	14,522	699,960
Insmed, Inc.*	17,416	1,308,987
Intellia Therapeutics, Inc.*	69,315	1,082,700
Krystal Biotech, Inc.*	9,850	1,944,587
Myriad Genetics, Inc.*	37,206	605,342
Rocket Pharmaceuticals, Inc.*	46,135	663,883
Tourmaline Bio, Inc.*(a)	33,830	880,933
Twist Bioscience Corp.*	64,749	3,184,356
Vaxcyte, Inc.*	21,131	1,993,499
Veracyte, Inc.*	65,454	2,811,249
Vertex Pharmaceuticals, Inc.*	13,102	6,133,439
		46,828,580
Broadline Retail 3.8%
Amazon.com, Inc.*	158,385	32,926,658
MercadoLibre, Inc. (Brazil)*	5,209	10,340,750
		43,267,408
Building Products 1.1%
Hayward Holdings, Inc.*	163,432	2,641,061
Johnson Controls International PLC	79,332	6,652,782
UFP Industries, Inc.	8,506	1,155,965
Zurn Elkay Water Solutions Corp.	41,612	1,656,990
		12,106,798
Capital Markets 2.7%
Artisan Partners Asset Management, Inc. (Class A Stock)	35,753	1,744,389
Blackstone, Inc.	42,804	8,179,416

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Bridge Investment Group Holdings, Inc. (Class A Stock)	152,851	$1,511,697
Brightsphere Investment Group, Inc.	110,836	3,455,867
Goldman Sachs Group, Inc. (The)	20,179	12,280,334
Marex Group PLC (United Kingdom)	67,451	1,974,965
Moody’s Corp.	3,742	1,870,925
		31,017,593
Chemicals 1.3%
Avient Corp.	81,457	4,174,672
Element Solutions, Inc.	115,934	3,324,987
Linde PLC	15,679	7,227,862
		14,727,521
Commercial Services & Supplies 1.1%
ABM Industries, Inc.	16,143	922,895
ACV Auctions, Inc. (Class A Stock)*	192,009	4,343,244
Casella Waste Systems, Inc. (Class A Stock)*	21,453	2,428,694
Interface, Inc.	63,723	1,691,846
Steelcase, Inc. (Class A Stock)	42,084	566,871
VSE Corp.	26,247	3,077,723
		13,031,273
Communications Equipment 0.7%
Cisco Systems, Inc.	123,486	7,311,606
NETGEAR, Inc.*	29,360	722,256
		8,033,862
Construction & Engineering 0.8%
Construction Partners, Inc. (Class A Stock)*	41,803	4,247,603
Great Lakes Dredge & Dock Corp.*	299,793	3,786,386
Sterling Infrastructure, Inc.*	5,401	1,050,224
		9,084,213
Construction Materials 0.1%
Summit Materials, Inc. (Class A Stock)*	16,104	820,338

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.1%
Enova International, Inc.*	9,462	$998,336
Upstart Holdings, Inc.*(a)	9,070	714,625
		1,712,961
Consumer Staples Distribution & Retail 3.0%
Chefs’ Warehouse, Inc. (The)*	74,874	3,347,617
Costco Wholesale Corp.	9,238	8,978,227
Walmart, Inc.	238,077	22,022,122
		34,347,966
Diversified Consumer Services 0.2%
Frontdoor, Inc.*	21,294	1,247,828
Perdoceo Education Corp.	51,511	1,413,977
		2,661,805
Diversified REITs 0.1%
Alexander & Baldwin, Inc.	41,045	807,766
Empire State Realty Trust, Inc. (Class A Stock)	76,449	837,881
		1,645,647
Diversified Telecommunication Services 0.2%
Cogent Communications Holdings, Inc.	24,768	2,035,682
Electric Utilities 0.8%
PG&E Corp.	354,142	7,660,091
Portland General Electric Co.	22,790	1,092,097
		8,752,188
Electrical Equipment 0.9%
Eaton Corp. PLC	14,377	5,397,413
NEXTracker, Inc. (Class A Stock)*	16,718	637,959
Powell Industries, Inc.	2,972	794,653
Sunrun, Inc.*	61,545	709,614
Vertiv Holdings Co. (Class A Stock)	21,199	2,704,993
		10,244,632
Electronic Equipment, Instruments & Components 0.8%
Benchmark Electronics, Inc.	33,821	1,639,980
Fabrinet (Thailand)*	5,200	1,219,816

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Insight Enterprises, Inc.*	4,121	$644,731
Itron, Inc.*	7,451	883,167
Littelfuse, Inc.	7,155	1,764,924
Mirion Technologies, Inc.*	68,220	1,150,871
Sanmina Corp.*	25,896	2,056,401
		9,359,890
Energy Equipment & Services 0.9%
Archrock, Inc.	44,301	1,134,992
Cactus, Inc. (Class A Stock)	49,252	3,381,642
ChampionX Corp.	25,167	778,919
Expro Group Holdings NV*	138,636	1,925,654
Oceaneering International, Inc.*	20,370	610,693
ProPetro Holding Corp.*	135,633	1,139,317
Valaris Ltd.*	20,574	950,313
		9,921,530
Entertainment 2.4%
Lions Gate Entertainment Corp. (Class B Stock)*	114,969	847,322
Netflix, Inc.*	17,190	15,244,264
Spotify Technology SA*	4,112	1,961,259
Walt Disney Co. (The)	84,808	9,962,396
		28,015,241
Financial Services 2.7%
AvidXchange Holdings, Inc.*	173,359	1,983,227
Enact Holdings, Inc.	36,616	1,289,249
Essent Group Ltd.	46,579	2,691,335
Flywire Corp.*	109,125	2,478,229
Mastercard, Inc. (Class A Stock)	16,831	8,969,913
Shift4 Payments, Inc. (Class A Stock)*(a)	54,180	6,180,855
Visa, Inc. (Class A Stock)	23,404	7,374,132
		30,966,940
Food Products 0.8%
Adecoagro SA (Brazil)	140,363	1,529,957
Freshpet, Inc.*	23,790	3,641,060
Hershey Co. (The)	16,516	2,908,963
Utz Brands, Inc.(a)	66,796	1,162,918
		9,242,898

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.2%
Chesapeake Utilities Corp.	18,363	$2,419,325
Ground Transportation 1.0%
Uber Technologies, Inc.*	74,344	5,349,794
Union Pacific Corp.	26,175	6,403,976
		11,753,770
Health Care Equipment & Supplies 1.1%
Alphatec Holdings, Inc.*	93,584	980,760
Embecta Corp.	40,453	842,636
Glaukos Corp.*	5,831	837,623
Intuitive Surgical, Inc.*	10,990	5,956,580
Lantheus Holdings, Inc.*	9,958	888,951
Tandem Diabetes Care, Inc.*	73,247	2,243,556
TransMedics Group, Inc.*(a)	7,624	661,077
		12,411,183
Health Care Providers & Services 1.4%
Acadia Healthcare Co., Inc.*	22,592	917,913
Cigna Group (The)	22,462	7,587,664
LifeStance Health Group, Inc.*	335,405	2,522,246
NeoGenomics, Inc.*	148,325	2,629,802
Option Care Health, Inc.*	77,639	1,847,808
Select Medical Holdings Corp.	27,583	582,277
		16,087,710
Health Care REITs 0.1%
CareTrust REIT, Inc.	28,466	848,002
Health Care Technology 0.2%
Teladoc Health, Inc.*	115,603	1,384,924
Waystar Holding Corp.*	38,206	1,179,801
		2,564,725
Hotel & Resort REITs 0.1%
Summit Hotel Properties, Inc.	229,807	1,512,130
Hotels, Restaurants & Leisure 1.5%
Airbnb, Inc. (Class A Stock)*	28,568	3,888,390
Brinker International, Inc.*	6,056	801,027
Golden Entertainment, Inc.	67,080	2,263,279

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Life Time Group Holdings, Inc.*	33,502	$813,094
McDonald’s Corp.	15,665	4,636,997
Penn Entertainment, Inc.*	71,294	1,539,237
Shake Shack, Inc. (Class A Stock)*	27,511	3,679,046
		17,621,070
Household Durables 1.2%
Century Communities, Inc.	47,497	4,291,829
Champion Homes, Inc.*(a)	7,453	773,100
Ethan Allen Interiors, Inc.	43,022	1,322,066
Toll Brothers, Inc.	33,393	5,515,522
Tri Pointe Homes, Inc.*	35,340	1,538,350
		13,440,867
Industrial REITs 0.5%
Plymouth Industrial REIT, Inc.	61,045	1,143,983
Prologis, Inc.	31,572	3,686,978
Terreno Realty Corp.	12,488	757,148
		5,588,109
Insurance 3.1%
Axis Capital Holdings Ltd.	40,092	3,730,160
Chubb Ltd.	29,135	8,412,148
CNO Financial Group, Inc.	62,020	2,474,598
Marsh & McLennan Cos., Inc.	34,957	8,153,021
Mercury General Corp.	12,171	961,022
MetLife, Inc.	95,946	8,465,316
Skyward Specialty Insurance Group, Inc.*	61,693	3,338,208
		35,534,473
Interactive Media & Services 4.0%
Alphabet, Inc. (Class A Stock)	55,184	9,323,337
Alphabet, Inc. (Class C Stock)	39,465	6,728,388
Meta Platforms, Inc. (Class A Stock)	52,734	30,286,191
		46,337,916
IT Services 1.1%
ASGN, Inc.*	28,505	2,609,633
Grid Dynamics Holdings, Inc.*	218,848	4,004,918

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
MongoDB, Inc.*	10,871	$3,505,789
Snowflake, Inc. (Class A Stock)*	13,468	2,354,206
		12,474,546
Life Sciences Tools & Services 0.1%
Adaptive Biotechnologies Corp.*	222,109	1,319,327
Machinery 2.4%
Enerpac Tool Group Corp.	69,366	3,347,603
Enpro, Inc.	12,354	2,336,141
Gates Industrial Corp. PLC*	171,899	3,809,282
Mueller Industries, Inc.	22,822	1,843,333
Otis Worldwide Corp.	25,838	2,660,797
Parker-Hannifin Corp.	12,355	8,684,330
Trinity Industries, Inc.	124,803	4,705,073
		27,386,559
Marine Transportation 0.4%
Golden Ocean Group Ltd. (Norway)	55,429	554,290
Kirby Corp.*	32,369	4,095,002
		4,649,292
Media 0.7%
Integral Ad Science Holding Corp.*	80,322	898,000
Magnite, Inc.*	44,877	753,485
Trade Desk, Inc. (The) (Class A Stock)*	45,917	5,902,630
		7,554,115
Metals & Mining 0.8%
Century Aluminum Co.*	41,204	940,687
Constellium SE*	171,634	2,104,233
Eldorado Gold Corp. (Turkey)*	227,855	3,645,680
ERO Copper Corp. (Brazil)*	49,093	747,196
SunCoke Energy, Inc.	111,702	1,391,807
		8,829,603
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Ladder Capital Corp.	358,923	4,256,827

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 1.3%
Avista Corp.	40,286	$1,558,665
NiSource, Inc.	347,931	13,252,692
		14,811,357
Office REITs 0.4%
COPT Defense Properties	59,348	1,955,517
Cousins Properties, Inc.	78,335	2,486,353
		4,441,870
Oil, Gas & Consumable Fuels 2.7%
CNX Resources Corp.*	19,658	796,542
Exxon Mobil Corp.	122,682	14,471,569
Kinetik Holdings, Inc.	21,884	1,291,594
Kosmos Energy Ltd. (Ghana)*	502,362	1,979,306
Magnolia Oil & Gas Corp. (Class A Stock)	23,034	638,963
Northern Oil & Gas, Inc.(a)	24,473	1,064,331
Shell PLC, ADR	158,317	10,249,442
Vital Energy, Inc.*(a)	24,166	793,370
		31,285,117
Passenger Airlines 0.6%
Delta Air Lines, Inc.	111,205	7,097,103
Personal Care Products 0.7%
elf Beauty, Inc.*(a)	14,561	1,885,941
Unilever PLC (United Kingdom), ADR	97,027	5,806,095
		7,692,036
Pharmaceuticals 4.7%
AstraZeneca PLC (United Kingdom), ADR	144,624	9,779,475
Bristol-Myers Squibb Co.	126,249	7,476,466
Eli Lilly & Co.	25,622	20,378,458
Novo Nordisk A/S (Denmark), ADR	57,171	6,105,863
Phathom Pharmaceuticals, Inc.*(a)	156,170	1,385,228
Prestige Consumer Healthcare, Inc.*	30,697	2,602,185
Tarsus Pharmaceuticals, Inc.*	70,470	3,696,151
UCB SA (Belgium)	6,010	1,178,573
Verona Pharma PLC (United Kingdom), ADR*	42,359	1,678,687
		54,281,086

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.7%
Huron Consulting Group, Inc.*	21,510	$2,641,643
Innodata, Inc.*	9,020	370,542
Korn Ferry	41,473	3,248,995
Legalzoom.com, Inc.*	111,167	881,554
Verra Mobility Corp.*	28,599	676,652
		7,819,386
Real Estate Management & Development 0.2%
Compass, Inc. (Class A Stock)*	101,401	718,933
Kennedy-Wilson Holdings, Inc.	99,630	1,153,715
		1,872,648
Residential REITs 1.0%
Camden Property Trust	40,629	5,111,128
Independence Realty Trust, Inc.	130,069	2,840,707
UMH Properties, Inc.	191,876	3,684,019
		11,635,854
Retail REITs 0.5%
Acadia Realty Trust	33,899	876,289
Urban Edge Properties	201,003	4,625,079
		5,501,368
Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc.*	73,363	10,063,569
Broadcom, Inc.	152,850	24,773,928
Credo Technology Group Holding Ltd.*	77,354	3,787,252
FormFactor, Inc.*	17,125	686,027
Impinj, Inc.*	12,905	2,480,470
MACOM Technology Solutions Holdings, Inc.*	25,277	3,357,291
NVIDIA Corp.	284,701	39,359,913
Photronics, Inc.*	45,038	1,121,897
SiTime Corp.*	16,778	3,563,312
Tower Semiconductor Ltd. (Israel)*	94,589	4,457,980
		93,651,639
Software 8.7%
ACI Worldwide, Inc.*	13,467	765,195
Adobe, Inc.*	9,089	4,689,288
Cadence Design Systems, Inc.*	22,132	6,790,319

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Commvault Systems, Inc.*	7,884	$1,352,816
Crowdstrike Holdings, Inc. (Class A Stock)*	19,586	6,776,168
Intapp, Inc.*	89,034	5,569,077
MARA Holdings, Inc.*	21,241	582,428
Microsoft Corp.	80,447	34,066,087
nCino, Inc.*	50,169	2,106,596
Oracle Corp.	32,043	5,922,828
Palo Alto Networks, Inc.*	11,560	4,483,199
Q2 Holdings, Inc.*	62,454	6,541,432
Riskified Ltd. (Class A Stock)*	341,782	1,657,643
Salesforce, Inc.	29,329	9,678,277
SimilarWeb Ltd. (Israel)*	44,862	556,737
Sprout Social, Inc. (Class A Stock)*	87,921	2,815,230
Varonis Systems, Inc.*	50,231	2,509,541
Vertex, Inc. (Class A Stock)*	45,166	2,450,255
Zeta Global Holdings Corp. (Class A Stock)*	41,230	878,199
		100,191,315
Specialized REITs 0.2%
National Storage Affiliates Trust	41,955	1,892,171
Outfront Media, Inc.	38,235	734,494
		2,626,665
Specialty Retail 1.4%
Abercrombie & Fitch Co. (Class A Stock)*	7,252	1,085,552
American Eagle Outfitters, Inc.	41,700	802,308
Boot Barn Holdings, Inc.*	12,067	1,654,868
Buckle, Inc. (The)	16,553	862,246
Five Below, Inc.*	7,058	654,276
Foot Locker, Inc.*	67,761	1,704,189
Industria de Diseno Textil SA (Spain)	31,214	1,722,489
Lowe’s Cos., Inc.	19,541	5,323,555
Warby Parker, Inc. (Class A Stock)*	95,053	2,142,495
		15,951,978
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	147,829	35,084,256
Dell Technologies, Inc. (Class C Stock)	49,559	6,323,233
		41,407,489

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 0.4%
Kontoor Brands, Inc.	34,151	$3,134,379
Wolverine World Wide, Inc.	72,316	1,677,008
		4,811,387
Trading Companies & Distributors 0.8%
Boise Cascade Co.	11,185	1,650,906
GMS, Inc.*	9,576	960,952
Herc Holdings, Inc.	11,166	2,590,512
McGrath RentCorp	8,679	1,057,536
MRC Global, Inc.*	79,182	1,106,172
Rush Enterprises, Inc. (Class A Stock)	30,085	1,863,766
		9,229,844
Water Utilities 0.1%
California Water Service Group	16,902	865,213

Total Long-Term Investments (cost $626,891,583)		1,133,781,971

Short-Term Investments 2.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wb)	14,303,333	14,303,333
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $16,855,612; includes $16,794,627 of cash collateral for securities on loan)(b)(wb)	16,864,766	16,854,648

Total Short-Term Investments (cost $31,158,945)		31,157,981

TOTAL INVESTMENTS 101.5% (cost $658,050,528)		1,164,939,952
Liabilities in excess of other assets (1.5)%		(17,117,896)

Net Assets 100.0%		$1,147,822,056

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,561,087; cash collateral of $16,794,627 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).